Summary of Amortized Cost and Estimated Fair Value of Available-For-Sale Securities and Held-To-Maturity Securities (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Schedule of Trading Securities and Other Trading Assets [Line Items]
Available-for-Sale, Amortized Cost	$ 210,540,821	$ 211,699,297
Available-for-Sale, Gross Unrealized Gains	5,950,195	3,940,763
Available-for-Sale, Gross Unrealized Losses	2,098,334	3,111,675
Available-for-sale securities, Estimated Fair Value	214,392,682	212,528,385
Held-to-Maturity, Amortized Cost	8,470,103	6,002,278
Held-to-Maturity, Gross Unrealized Gains	84,796	121
Held-to-Maturity, Gross Unrealized Losses	1,499,400	0
Held-to-Maturity, Estimated Fair Value	7,055,499	6,002,399
Obligations of U.S. Government Agencies
Schedule of Trading Securities and Other Trading Assets [Line Items]
Available-for-Sale, Amortized Cost	36,148,002	43,474,933
Available-for-Sale, Gross Unrealized Gains	231,810	216,229
Available-for-Sale, Gross Unrealized Losses	20,735	17,712
Available-for-sale securities, Estimated Fair Value	36,359,077	43,673,450
Tax-exempt and taxable obligations of states and municipal subdivisions
Schedule of Trading Securities and Other Trading Assets [Line Items]
Available-for-Sale, Amortized Cost	95,113,063	91,756,084
Available-for-Sale, Gross Unrealized Gains	3,823,242	2,738,898
Available-for-Sale, Gross Unrealized Losses	26,121	236,951
Available-for-sale securities, Estimated Fair Value	98,910,184	94,258,031
Held-to-Maturity, Amortized Cost	6,000,000	6,000,000
Held-to-Maturity, Gross Unrealized Gains	0	0
Held-to-Maturity, Gross Unrealized Losses	1,499,400	0
Held-to-Maturity, Estimated Fair Value	4,500,600	6,000,000
Mortgage-backed securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Available-for-Sale, Amortized Cost	60,384,181	58,534,125
Available-for-Sale, Gross Unrealized Gains	1,596,672	959,018
Available-for-Sale, Gross Unrealized Losses	14,364	163,596
Available-for-sale securities, Estimated Fair Value	61,966,489	59,329,547
Held-to-Maturity, Amortized Cost	2,470,103	2,278
Held-to-Maturity, Gross Unrealized Gains	84,796	121
Held-to-Maturity, Gross Unrealized Losses	0	0
Held-to-Maturity, Estimated Fair Value	2,554,899	2,399
Corporate obligations
Schedule of Trading Securities and Other Trading Assets [Line Items]
Available-for-Sale, Amortized Cost	17,640,092	16,678,672
Available-for-Sale, Gross Unrealized Gains	298,471	26,618
Available-for-Sale, Gross Unrealized Losses	1,751,814	2,412,076
Available-for-sale securities, Estimated Fair Value	16,186,749	14,293,214
Other
Schedule of Trading Securities and Other Trading Assets [Line Items]
Available-for-Sale, Amortized Cost	1,255,483	1,255,483
Available-for-Sale, Gross Unrealized Gains	0	0
Available-for-Sale, Gross Unrealized Losses	285,300	281,340
Available-for-sale securities, Estimated Fair Value	$ 970,183	$ 974,143